Subsidiaries - Summary of Subsidiaries That Have Material Non-controlling Interests (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Profit (Loss) Allocated to Non-controlling Interests	$ (49,570)
Accumulated Non-controlling Interests	$ 1,074,081
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Jaguahr Therapeutics Pte. Ltd.
Principal Place of Business	Singapore
Proportion of Ownership and Voting Rights Held by Non-controlling Interests	45.00%
Profit (Loss) Allocated to Non-controlling Interests	$ (49,570)
Accumulated Non-controlling Interests	$ 1,074,081